EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
Supplement to Summary Prospectus dated February 1, 2015

The following replaces “Portfolio Managers” under “Management”:

Portfolio Managers

Richard B. England, Managing Director and Principal of Atlanta Capital, has managed the Fund and the Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2008.

Joseph B. Hudepohl, CFA, a Managing Director and Principal of Atlanta Capital, has managed the Fund since June 2015.

Robert R. Walton, Jr., CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Jeffrey A. Miller, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Lance V. Garrison, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

June 8, 2015	18749 6.8.15

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
Supplement to Summary Prospectus dated February 1, 2015

On July 13, 2015, Eaton Vance Atlanta Capital Horizon Growth Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries and (b) that have selected the Fund prior to the close of business on July 13, 2015.

June 8, 2015	18750 6.8.15

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
Supplement to Prospectus dated February 1, 2015

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Atlanta Capital Focused Growth Fund”:

Portfolio Managers

Richard B. England, Managing Director and Principal of Atlanta Capital, has managed the Fund and the Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2008.

Joseph B. Hudepohl, CFA, Managing Director and Principal of Atlanta Capital, has managed the Fund since June 2015.

Robert R. Walton, Jr., CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Jeffrey A. Miller, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

Lance V. Garrison, CFA, Vice President and Principal of Atlanta Capital, has managed the Fund since June 2015.

2.  The following is applicable for Eaton Vance Atlanta Capital Horizon Growth Fund:

On July 13, 2015, Eaton Vance Atlanta Capital Horizon Growth Fund will discontinue all sales of its shares, except shares purchased by: (1) existing shareholders (including shares acquired through the reinvestment of dividends and distributions); (2) employer sponsored retirement plans; or (3) fee-based programs (a) sponsored by financial intermediaries and (b) that have selected the Fund prior to the close of business on July 13, 2015.

3.  The following replaces the third paragraph under “Focused Growth Fund.” in “Management and Organization”:

The Fund is managed by Richard B. England, Joseph B. Hudepohl, Robert R. Walton, Jr., Jeffrey A. Miller and Lance V. Garrison.  Mr. England is a Managing Director and Principal and a member of the Management Committee of Atlanta Capital.  He has served as portfolio manager of the Fund and of Focused Growth Portfolio (the portfolio the Fund previously invested in) since 2008 and has been employed by Atlanta Capital for more than five years.  Messrs. Hudepohl, Walton, Miller and Garrison have served as portfolio managers of the Fund since June 2015.  Mr. Hudepohl is a Managing Director and Principal of Atlanta Capital and joined the firm in June 2015.  Prior to joining Atlanta Capital, Mr. Hudepohl was a Managing Director and portfolio manager with Logan Circle Partners, L.P. a division of Fortress Investment Group LLC (2013-2015) and held various positions at Goldman Sachs Asset Management (1997-2013) including Managing Director, Portfolio Manager and Co-Head of the Large-Cap Growth Team.  Mr. Walton is a Vice President and Principal of Atlanta Capital and has been employed by Atlanta Capital for more than five years.  Mr. Miller is a Vice President and Principal of Atlanta Capital.  Prior to joining Atlanta Capital in 2014, Mr. Miller served as portfolio manager and analyst with Crawford Investment Counsel (2011-2014) and as a global technology analyst with Institutional Capital Corporation (1999-2011).  Mr. Garrison is a Vice President and Principal of Atlanta Capital and has been employed by Atlanta Capital for more than five years.

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EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND
EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND
EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND
EATON VANCE ATLANTA CAPITAL SMID-CAP FUND
Supplement to Statement of Additional Information dated February 1, 2015

1.  Paul Marshall is deleted from the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services” and Messrs. Hudepohl, Walton, Miller and Garrison are added as follows:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Lance V. Garrison (1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Joseph B. Hudepohl (1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Jeffrey A. Miller(1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Robert R. Walton, Jr. (1)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

(1) As of May 31, 2015.  Messrs. Hudepohl, Walton, Miller and Garrison became portfolio managers of Focused Growth Fund effective June 8, 2015 and joined Mr. England as portfolio managers on all of the accounts managed by Mr. England with the exception of one registered investment company.

Focused Growth Fund	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Lance V. Garrison*	$1 - $10,000	$1 - $10,000
Joseph B. Hudepohl*	None	None
Jeffrey A. Miller*	$100,001 - $500,000	$500,001 - $1,00,000
Robert R. Walton, Jr.*	$10,001 - $50,000	$500,001 - $1,000,000
* As of May 31, 2015.

June 8, 2015